BUSINESS COMBINATIONS - Allocation of Purchase Price (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Jun. 05, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Combination [Line Items]
Goodwill	$ 64,739		$ 46,818	$ 46,818	$ 44,299
TISEG
Business Combination [Line Items]
Cash and cash equivalents		$ 12,423
Accounts receivable		1,967
Other current assets		5,872
Fixed assets		109
Internally developed software		1,200
Other assets		528
Other intangible assets		76,000
Goodwill		18,042
Total assets acquired		116,141
Accounts payable and other liabilities		1,333
Other current liabilities		1,532
Deferred transaction revenues		5,689
Non-current liabilities		1,127
Deferred tax liability		11,227
Total liabilities assumed		20,908
Total purchase consideration		$ 95,233